DEFINED BENEFIT PLANS (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
DEFINED BENEFIT PLANS [Abstract]
Number of separate pension plans	2		2		2
Change in projected benefit obligation [Roll Forward]
Benefit obligation at beginning of year			$ 42,400,000	$ 38,066,000	$ 38,066,000		$ 34,846,000
Service cost	0	27,000	0	81,000	98,000		92,000		177,000
Interest cost	467,000	493,000	1,401,000	1,479,000	1,931,000		2,014,000		2,000,000
Actuarial loss					4,138,000		2,717,000
Benefits and expenses paid					(1,833,000)		(1,603,000)
Projected benefit obligation at end of year					42,400,000		38,066,000		34,846,000
Change in plan assets [Roll Forward]
Fair value of plan assets at beginning of year			26,377,000	26,929,000	26,929,000		24,394,000
Actual return on plan assets					(680,000)		2,870,000
Employer and participant contributions					1,961,000		1,268,000
Benefits and expenses paid					(1,833,000)		(1,603,000)
Fair value of plan assets at end of year					26,377,000		26,929,000		24,394,000
Funded status and financial position [Abstract]
Fair value of plan assets					26,377,000		26,929,000		24,394,000
Benefit obligation at end of year					42,400,000		38,066,000		34,846,000
Funded status					(16,023,000)		(11,137,000)
Amount recognized in the balance sheet consists of [Abstract]
Current liability	(2,577,000)		(2,577,000)		(2,577,000)		(1,961,000)
Noncurrent liability					(13,446,000)		(9,176,000)
Liability recognized in the balance sheet					(16,023,000)		(11,137,000)
Accumulated benefit obligation for the combined plans					42,400,000		38,100,000
Accumulated other comprehensive loss [Abstract]
Initial net asset (obligation)					0		0
Prior service credit (cost)					0		0
Net loss					14,365,000		7,788,000
Accumulated other comprehensive loss					14,365,000		7,788,000
Actuarial assumptions [Abstract]
Discount rate for projected benefit obligation					4.50%		5.30%		5.95%
Discount rate for pension costs					5.30%		5.95%		6.35%
Expected long-term average return on plan assets					7.50%		7.50%		7.50%
Net periodic benefit costs [Abstract]
Service cost	0	27,000	0	81,000	98,000		92,000		177,000
Interest cost	467,000	493,000	1,401,000	1,479,000	1,931,000		2,014,000		2,000,000
Expected return on plan assets	(504,000)	(488,000)	(1,512,000)	(1,464,000)	(2,028,000)		(1,818,000)		(1,462,000)
Amortization of loss	200,000	77,000	600,000	231,000	269,000		203,000		502,000
Net periodic benefit expense	163,000	109,000	489,000	327,000	270,000		491,000		1,217,000
Pension assets [Abstract]
Target Allocation					100.00%		100.00%
Actual Allocation					100.00%		100.00%
Weighted Average Expected Long-Term Rate of Return					7.30%	[1]	7.10%	[1]
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets					26,377,000		26,929,000		24,394,000
Pension contributions					2,000,000		1,300,000
Expected cash contributions					2,600,000
Benefit plan payments [Abstract]
2012					1,857,000
2013					1,922,000
2014					1,999,000
2015					2,080,000
2016					2,180,000
2017-2021					12,503,000
Supplemental Executive Retirement Plan expense					17,000		18,000		18,000
Projected benefit obligation relating to unfunded plan					354,000		331,000
Fair Value [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year					26,377,000		26,929,000
Funded status and financial position [Abstract]
Fair value of plan assets					26,377,000		26,929,000
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets					26,377,000		26,929,000
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year					13,833,000		14,804,000
Funded status and financial position [Abstract]
Fair value of plan assets					13,833,000		14,804,000
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets					13,833,000		14,804,000
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year					12,544,000		12,125,000
Funded status and financial position [Abstract]
Fair value of plan assets					12,544,000		12,125,000
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets					12,544,000		12,125,000
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year					0		0
Funded status and financial position [Abstract]
Fair value of plan assets					0		0
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets					0		0
U.S. Large Cap Funds [Member]
Pension assets [Abstract]
Target Allocation					25.00%		25.00%
Actual Allocation					21.90%		23.10%
Weighted Average Expected Long-Term Rate of Return					2.00%	[1]	2.00%	[1]
U.S. Large Cap Funds [Member] | Fair Value [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year					5,793,000	[2]	6,228,000	[2]
Funded status and financial position [Abstract]
Fair value of plan assets					5,793,000	[2]	6,228,000	[2]
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets					5,793,000	[2]	6,228,000	[2]
U.S. Large Cap Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year					5,793,000	[2]	6,228,000	[2]
Funded status and financial position [Abstract]
Fair value of plan assets					5,793,000	[2]	6,228,000	[2]
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets					5,793,000	[2]	6,228,000	[2]
U.S. Large Cap Funds [Member] | Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year					0	[2]	0	[2]
Funded status and financial position [Abstract]
Fair value of plan assets					0	[2]	0	[2]
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets					0	[2]	0	[2]
U.S. Large Cap Funds [Member] | Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year					0	[2]	0	[2]
Funded status and financial position [Abstract]
Fair value of plan assets					0	[2]	0	[2]
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets					0	[2]	0	[2]
U.S. Mid Cap Funds [Member]
Pension assets [Abstract]
Target Allocation					5.00%		5.00%
Actual Allocation					7.90%		8.60%
Weighted Average Expected Long-Term Rate of Return					0.50%	[1]	0.50%	[1]
U.S. Mid Cap Funds [Member] | Fair Value [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year					2,087,000	[2]	2,326,000	[2]
Funded status and financial position [Abstract]
Fair value of plan assets					2,087,000	[2]	2,326,000	[2]
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets					2,087,000	[2]	2,326,000	[2]
U.S. Mid Cap Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year					1,032,000	[2]	1,158,000	[2]
Funded status and financial position [Abstract]
Fair value of plan assets					1,032,000	[2]	1,158,000	[2]
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets					1,032,000	[2]	1,158,000	[2]
U.S. Mid Cap Funds [Member] | Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year					1,055,000	[2]	1,168,000	[2]
Funded status and financial position [Abstract]
Fair value of plan assets					1,055,000	[2]	1,168,000	[2]
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets					1,055,000	[2]	1,168,000	[2]
U.S. Mid Cap Funds [Member] | Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year					0	[2]	0	[2]
Funded status and financial position [Abstract]
Fair value of plan assets					0	[2]	0	[2]
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets					0	[2]	0	[2]
U.S. Small Cap Funds [Member]
Pension assets [Abstract]
Target Allocation					3.00%		3.00%
Actual Allocation					3.10%		3.40%
Weighted Average Expected Long-Term Rate of Return					0.30%	[1]	0.30%	[1]
U.S. Small Cap Funds [Member] | Fair Value [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year					812,000	[2]	908,000	[2]
Funded status and financial position [Abstract]
Fair value of plan assets					812,000	[2]	908,000	[2]
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets					812,000	[2]	908,000	[2]
U.S. Small Cap Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year					393,000	[2]	423,000	[2]
Funded status and financial position [Abstract]
Fair value of plan assets					393,000	[2]	423,000	[2]
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets					393,000	[2]	423,000	[2]
U.S. Small Cap Funds [Member] | Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year					419,000	[2]	485,000	[2]
Funded status and financial position [Abstract]
Fair value of plan assets					419,000	[2]	485,000	[2]
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets					419,000	[2]	485,000	[2]
U.S. Small Cap Funds [Member] | Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year					0	[2]	0	[2]
Funded status and financial position [Abstract]
Fair value of plan assets					0	[2]	0	[2]
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets					0	[2]	0	[2]
International Equity [Member]
Pension assets [Abstract]
Target Allocation					15.00%		15.00%
Actual Allocation					15.20%		15.50%
Weighted Average Expected Long-Term Rate of Return					1.60%	[1]	1.40%	[1]
International Equity [Member] | Fair Value [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year					3,996,000	[2]	4,168,000	[2]
Funded status and financial position [Abstract]
Fair value of plan assets					3,996,000	[2]	4,168,000	[2]
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets					3,996,000	[2]	4,168,000	[2]
International Equity [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year					3,996,000	[2]	4,168,000	[2]
Funded status and financial position [Abstract]
Fair value of plan assets					3,996,000	[2]	4,168,000	[2]
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets					3,996,000	[2]	4,168,000	[2]
International Equity [Member] | Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year					0	[2]	0	[2]
Funded status and financial position [Abstract]
Fair value of plan assets					0	[2]	0	[2]
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets					0	[2]	0	[2]
International Equity [Member] | Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year					0	[2]	0	[2]
Funded status and financial position [Abstract]
Fair value of plan assets					0	[2]	0	[2]
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets					0	[2]	0	[2]
Fixed Income [Member]
Pension assets [Abstract]
Target Allocation					45.00%		45.00%
Actual Allocation					45.00%		42.40%
Weighted Average Expected Long-Term Rate of Return					2.30%	[1]	2.30%	[1]
Other Investments [Member]
Pension assets [Abstract]
Target Allocation					7.00%		7.00%
Actual Allocation					6.90%		7.00%
Weighted Average Expected Long-Term Rate of Return					0.60%	[1]	0.60%	[1]
Cash and Equivalents [Member] | Fair Value [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year					524,000		372,000
Funded status and financial position [Abstract]
Fair value of plan assets					524,000		372,000
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets					524,000		372,000
Cash and Equivalents [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year					0		0
Funded status and financial position [Abstract]
Fair value of plan assets					0		0
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets					0		0
Cash and Equivalents [Member] | Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year					524,000		372,000
Funded status and financial position [Abstract]
Fair value of plan assets					524,000		372,000
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets					524,000		372,000
Cash and Equivalents [Member] | Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year					0		0
Funded status and financial position [Abstract]
Fair value of plan assets					0		0
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets					0		0
Commodity Funds [Member] | Fair Value [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year					1,302,000	[3]	1,512,000	[3]
Funded status and financial position [Abstract]
Fair value of plan assets					1,302,000	[3]	1,512,000	[3]
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets					1,302,000	[3]	1,512,000	[3]
Commodity Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year					1,302,000	[3]	1,512,000	[3]
Funded status and financial position [Abstract]
Fair value of plan assets					1,302,000	[3]	1,512,000	[3]
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets					1,302,000	[3]	1,512,000	[3]
Commodity Funds [Member] | Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year					0	[3]	0	[3]
Funded status and financial position [Abstract]
Fair value of plan assets					0	[3]	0	[3]
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets					0	[3]	0	[3]
Commodity Funds [Member] | Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year					0	[3]	0	[3]
Funded status and financial position [Abstract]
Fair value of plan assets					0	[3]	0	[3]
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets					0	[3]	0	[3]
Domestic Bond Funds [Member] | Fair Value [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year					11,863,000	[4]	11,415,000	[4]
Funded status and financial position [Abstract]
Fair value of plan assets					11,863,000	[4]	11,415,000	[4]
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets					11,863,000	[4]	11,415,000	[4]
Domestic Bond Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year					1,317,000	[4]	1,315,000	[4]
Funded status and financial position [Abstract]
Fair value of plan assets					1,317,000	[4]	1,315,000	[4]
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets					1,317,000	[4]	1,315,000	[4]
Domestic Bond Funds [Member] | Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year					10,546,000	[4]	10,100,000	[4]
Funded status and financial position [Abstract]
Fair value of plan assets					10,546,000	[4]	10,100,000	[4]
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets					10,546,000	[4]	10,100,000	[4]
Domestic Bond Funds [Member] | Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year					0	[4]	0	[4]
Funded status and financial position [Abstract]
Fair value of plan assets					0	[4]	0	[4]
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets					$ 0	[4]	$ 0	[4]

[1]	The weighted average expected long-term rate of return by asset category is based on the Company's target allocation.
[2]	Equity securities are comprised of mutual funds valued at net asset value per share multiplied by number of shares at measurement date.
[3]	Commodity funds are comprised of two mutual funds which represent small market energy funds.
[4]	Domestic bonds are comprised of mutual funds valued at net asset value per share multiplied by number of shares at measurement date.